Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net loss	$ (242.7)	$ (93.3)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation	28.5	28.4
Amortization	72.0	72.2
Deferred income taxes	(5.9)	(10.4)
Amortization of debt discount and issuance costs	7.6	14.7
Loss on extinguishment of debt	174.0	0.0
Capitalized software write-off	12.3	0.0
Changes in operating working capital	(168.6)	(89.9)
Other	1.1	(3.3)
Net cash used for operating activities	(121.7)	(81.6)
Cash flows from investing activities:
Capital expenditures	(13.2)	(23.0)
Investments in capitalized software	(6.2)	(10.6)
Proceeds from disposition of property, plant and equipment	0.0	5.0
Net cash used for investing activities	(19.4)	(28.6)
Cash flows from financing activities:
Borrowings from ABL revolving credit facility	324.2	251.8
Repayments of ABL revolving credit facility	(199.1)	(361.1)
Proceeds from short-term borrowings	20.2	0.0
Proceeds from the issuance of 10.00% Notes	0.0	114.2
Borrowing on Term Loan, net of discount	2,189.0	0.0
Repayment of Prior Notes	(1,370.0)	0.0
Payment of redemption premiums	(75.0)	0.0
Payment of debt issuance cost	(11.2)	0.0
Proceeds from reverse recapitalization, net	1,832.5	0.0
Payment to Vertiv Stockholder	(341.6)	0.0
Net cash provided by financing activities	293.5	4.9
Effect of exchange rate changes on cash and cash equivalents	(6.2)	0.3
Increase (decrease) in cash, cash equivalents and restricted cash	146.2	(105.0)
Beginning cash, cash equivalents and restricted cash	233.7	225.3
Ending cash, cash equivalents and restricted cash	379.9	120.3
Changes in operating working capital
Accounts receivable	27.2	(11.5)
Inventories	(66.9)	34.6
Other current assets	(1.2)	(33.9)
Accounts payable	(21.1)	(106.1)
Accrued expenses and other liabilities	(116.0)	7.1
Income taxes	9.4	19.9
Term Loan due 2027
Cash flows from financing activities:
Repayments of Term Loan and Prior Term Loan	(5.5)	0.0
Term Loan due 2023
Cash flows from financing activities:
Repayments of Term Loan and Prior Term Loan	$ (2,070.0)	$ 0.0